Equity Method Investment (Details) $ in Thousands		1 Months Ended			4 Months Ended	12 Months Ended
	Mar. 18, 2025 USD ($)	Mar. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Installment Vessel t	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 29, 2023 USD ($)
Transactions with Related Parties [Abstract]
Payment for equity method investment						$ 1,375	$ 1,643	$ 0
Equity method investment					$ 1,645	2,970	1,645
(Loss)/Gain on equity method investment						(50)	2	$ 0
RFSea [Member]
Transactions with Related Parties [Abstract]
Ownership percentage					27.50%
Number of chemical tankers under construction | Vessel					2
Dwt | t					6,600
Committed aggregate obligation									$ 4,125
Number of payment installments | Installment					3
Payment installment									$ 1,375
Payment for equity method investment			$ 1,375	$ 1,375
Equity method investment					$ 1,645	2,970	1,645
(Loss)/Gain on equity method investment						(50)	$ 2
Net transaction costs					$ 268
Maximum loss exposure						$ 4,125
RFSea [Member] | Subsequent Event [Member]
Transactions with Related Parties [Abstract]
Payment for equity method investment	$ 1,375	$ 1,375